Employee Benefit Plans and Other Postretirement Plans Fair Value Measurements of Plan Assets (Details) (USD $)					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2012 Significant other observable inputs (Level 2)	Dec. 31, 2013 Significant unobservable input (Level 3)	Dec. 31, 2013 Short-term Investments		Dec. 31, 2012 Short-term Investments		Dec. 31, 2013 Short-term Investments Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Short-term Investments Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Short-term Investments Significant other observable inputs (Level 2)		Dec. 31, 2012 Short-term Investments Significant other observable inputs (Level 2)		Dec. 31, 2013 Short-term Investments Significant unobservable input (Level 3)		Dec. 31, 2012 Short-term Investments Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Large Value		Dec. 31, 2012 U.S. Large Value		Dec. 31, 2013 U.S. Large Value Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 U.S. Large Value Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Large Value Significant other observable inputs (Level 2)		Dec. 31, 2012 U.S. Large Value Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Large Value Significant unobservable input (Level 3)		Dec. 31, 2012 U.S. Large Value Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Large Growth		Dec. 31, 2012 U.S. Large Growth		Dec. 31, 2013 U.S. Large Growth Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 U.S. Large Growth Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Large Growth Significant other observable inputs (Level 2)		Dec. 31, 2012 U.S. Large Growth Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Large Growth Significant unobservable input (Level 3)		Dec. 31, 2012 U.S. Large Growth Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Mid-Cap Value		Dec. 31, 2012 U.S. Mid-Cap Value		Dec. 31, 2013 U.S. Mid-Cap Value Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 U.S. Mid-Cap Value Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Mid-Cap Value Significant other observable inputs (Level 2)		Dec. 31, 2012 U.S. Mid-Cap Value Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Mid-Cap Value Significant unobservable input (Level 3)		Dec. 31, 2012 U.S. Mid-Cap Value Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Mid-Cap Growth		Dec. 31, 2012 U.S. Mid-Cap Growth		Dec. 31, 2013 U.S. Mid-Cap Growth Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 U.S. Mid-Cap Growth Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Mid-Cap Growth Significant other observable inputs (Level 2)		Dec. 31, 2012 U.S. Mid-Cap Growth Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Mid-Cap Growth Significant unobservable input (Level 3)		Dec. 31, 2012 U.S. Mid-Cap Growth Significant unobservable input (Level 3)		Dec. 31, 2013 Foreign Large Blend (Mutual Funds)		Dec. 31, 2012 Foreign Large Blend (Mutual Funds)		Dec. 31, 2013 Foreign Large Blend (Mutual Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Foreign Large Blend (Mutual Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Foreign Large Blend (Mutual Funds) Significant other observable inputs (Level 2)		Dec. 31, 2012 Foreign Large Blend (Mutual Funds) Significant other observable inputs (Level 2)		Dec. 31, 2013 Foreign Large Blend (Mutual Funds) Significant unobservable input (Level 3)		Dec. 31, 2012 Foreign Large Blend (Mutual Funds) Significant unobservable input (Level 3)		Dec. 31, 2013 Diversified Emerging Markets (Mutual Funds)		Dec. 31, 2012 Diversified Emerging Markets (Mutual Funds)		Dec. 31, 2013 Diversified Emerging Markets (Mutual Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Diversified Emerging Markets (Mutual Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Diversified Emerging Markets (Mutual Funds) Significant other observable inputs (Level 2)		Dec. 31, 2012 Diversified Emerging Markets (Mutual Funds) Significant other observable inputs (Level 2)		Dec. 31, 2013 Diversified Emerging Markets (Mutual Funds) Significant unobservable input (Level 3)		Dec. 31, 2012 Diversified Emerging Markets (Mutual Funds) Significant unobservable input (Level 3)		Dec. 31, 2013 Real Estate		Dec. 31, 2012 Real Estate		Dec. 31, 2013 Real Estate Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Real Estate Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Real Estate Significant other observable inputs (Level 2)		Dec. 31, 2012 Real Estate Significant other observable inputs (Level 2)		Dec. 31, 2013 Real Estate Significant unobservable input (Level 3)		Dec. 31, 2012 Real Estate Significant unobservable input (Level 3)		Dec. 31, 2013 Fixed Income (Mutual Funds)		Dec. 31, 2012 Fixed Income (Mutual Funds)		Dec. 31, 2013 Fixed Income (Mutual Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Fixed Income (Mutual Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Fixed Income (Mutual Funds) Significant other observable inputs (Level 2)		Dec. 31, 2012 Fixed Income (Mutual Funds) Significant other observable inputs (Level 2)		Dec. 31, 2013 Fixed Income (Mutual Funds) Significant unobservable input (Level 3)		Dec. 31, 2012 Fixed Income (Mutual Funds) Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Large-Cap Equity Blend		Dec. 31, 2013 U.S. Large-Cap Equity Blend Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Large-Cap Equity Blend Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Large-Cap Equity Blend Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Small and Mid-Cap Equity Blend		Dec. 31, 2013 U.S. Small and Mid-Cap Equity Blend Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Small and Mid-Cap Equity Blend Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Small and Mid-Cap Equity Blend Significant unobservable input (Level 3)		Dec. 31, 2013 Foreign Large Blend (Common/Collective Trust Funds)		Dec. 31, 2013 Foreign Large Blend (Common/Collective Trust Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Foreign Large Blend (Common/Collective Trust Funds) Significant other observable inputs (Level 2)		Dec. 31, 2013 Foreign Large Blend (Common/Collective Trust Funds) Significant unobservable input (Level 3)		Dec. 31, 2013 Diversified Emerging Markets (Common/Collective Trust Funds)		Dec. 31, 2013 Diversified Emerging Markets (Common/Collective Trust Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Diversified Emerging Markets (Common/Collective Trust Funds) Significant other observable inputs (Level 2)		Dec. 31, 2013 Diversified Emerging Markets (Common/Collective Trust Funds) Significant unobservable input (Level 3)		Dec. 31, 2013 Government Bonds		Dec. 31, 2012 Government Bonds		Dec. 31, 2013 Government Bonds Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Government Bonds Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Government Bonds Significant other observable inputs (Level 2)		Dec. 31, 2012 Government Bonds Significant other observable inputs (Level 2)		Dec. 31, 2013 Government Bonds Significant unobservable input (Level 3)		Dec. 31, 2012 Government Bonds Significant unobservable input (Level 3)		Dec. 31, 2013 Corporate Bonds		Dec. 31, 2012 Corporate Bonds		Dec. 31, 2013 Corporate Bonds Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 Corporate Bonds Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Corporate Bonds Significant other observable inputs (Level 2)		Dec. 31, 2012 Corporate Bonds Significant other observable inputs (Level 2)		Dec. 31, 2013 Corporate Bonds Significant unobservable input (Level 3)		Dec. 31, 2012 Corporate Bonds Significant unobservable input (Level 3)		Dec. 31, 2013 U.S. Small Blend		Dec. 31, 2012 U.S. Small Blend		Dec. 31, 2013 U.S. Small Blend Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2012 U.S. Small Blend Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 U.S. Small Blend Significant other observable inputs (Level 2)		Dec. 31, 2012 U.S. Small Blend Significant other observable inputs (Level 2)		Dec. 31, 2013 U.S. Small Blend Significant unobservable input (Level 3)		Dec. 31, 2012 U.S. Small Blend Significant unobservable input (Level 3)		Dec. 31, 2013 Fixed Income (Common/Collective Trust Funds)		Dec. 31, 2013 Fixed Income (Common/Collective Trust Funds) Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Fixed Income (Common/Collective Trust Funds) Significant other observable inputs (Level 2)		Dec. 31, 2013 Fixed Income (Common/Collective Trust Funds) Significant unobservable input (Level 3)		Dec. 31, 2013 Private Equity Securities		Dec. 31, 2013 Private Equity Securities Quoted prices in active markets for identical assets (Level 1)		Dec. 31, 2013 Private Equity Securities Significant other observable inputs (Level 2)		Dec. 31, 2013 Private Equity Securities Significant unobservable input (Level 3)		Dec. 31, 2013 Total Securities at Fair Value	Dec. 31, 2013 Total Securities at Fair Value Quoted prices in active markets for identical assets (Level 1)	Dec. 31, 2013 Total Securities at Fair Value Significant other observable inputs (Level 2)	Dec. 31, 2013 Total Securities at Fair Value Significant unobservable input (Level 3)	Dec. 31, 2013 Receivables and Accrued Expenses
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 772,082,000	$ 238,359,000	$ 136,771,000	$ 101,588,000	$ 9,904,000	$ 1,858,000	[1]	$ 394,000	[1]	$ 0	[1]	$ 0	[1]	$ 1,858,000	[1]	$ 394,000	[1]	$ 0	[1]	$ 0	[1]	$ 19,453,000	[2]	$ 15,021,000	[2]	$ 19,453,000	[2]	$ 15,021,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 17,217,000	[2]	$ 12,029,000	[2]	$ 17,217,000	[2]	$ 12,029,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 3,135,000	[2]	$ 2,481,000	[2]	$ 3,135,000	[2]	$ 2,481,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 6,781,000	[2]	$ 4,734,000	[2]	$ 6,781,000	[2]	$ 4,734,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 45,159,000	[2]	$ 39,204,000	[2]	$ 45,159,000	[2]	$ 39,204,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 8,005,000	[2]	$ 7,722,000	[2]	$ 8,005,000	[2]	$ 7,722,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 7,469,000	[2]	$ 6,881,000	[2]	$ 7,469,000	[2]	$ 6,881,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 54,366,000	[2]	$ 48,699,000	[2]	$ 54,366,000	[2]	$ 48,699,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 87,862,000	[1]	$ 0	[1]	$ 87,862,000	[1]	$ 0	[1]	$ 19,577,000	[1]	$ 0	[1]	$ 19,577,000	[1]	$ 0	[1]	$ 126,653,000	[1]	$ 0	[1]	$ 126,653,000	[1]	$ 0	[1]	$ 9,211,000	[1]	$ 0	[1]	$ 9,211,000	[1]	$ 0	[1]	$ 35,603,000	[1]	$ 29,644,000	[1]	$ 0	[1]	$ 0	[1]	$ 35,603,000	[1]	$ 29,644,000	[1]	$ 0	[1]	$ 0	[1]	$ 77,256,000	[1]	$ 66,517,000	[1]	$ 0	[1]	$ 0	[1]	$ 77,256,000	[1]	$ 66,517,000	[1]	$ 0	[1]	$ 0	[1]	$ 6,777,000	[1]	$ 5,033,000	[1]	$ 0	[1]	$ 0	[1]	$ 6,777,000	[1]	$ 5,033,000	[1]	$ 0	[1]	$ 0	[1]	$ 234,445,000	[1]	$ 0	[1]	$ 234,445,000	[1]	$ 0	[1]	$ 9,904,000	[3]	$ 0	[3]	$ 0	[3]	$ 9,904,000	[3]	$ 770,731,000	$ 161,585,000	$ 599,242,000	$ 9,904,000	$ 1,351,000
Investment commitment																																																																																																																																																																																																																																																				15,000,000
Unfunded portion of investment commitment																																																																																																																																																																																																																																																				6,200,000
Level 3 fair value of pension plans' assets [Roll Forward]
Plan assets at fair value at beginning of period	772,082,000	238,359,000	136,771,000	101,588,000	0	1,858,000	[1]	394,000	[1]	0	[1]	0	[1]	1,858,000	[1]	394,000	[1]	0	[1]	0	[1]	19,453,000	[2]	15,021,000	[2]	19,453,000	[2]	15,021,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	17,217,000	[2]	12,029,000	[2]	17,217,000	[2]	12,029,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	3,135,000	[2]	2,481,000	[2]	3,135,000	[2]	2,481,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	6,781,000	[2]	4,734,000	[2]	6,781,000	[2]	4,734,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	45,159,000	[2]	39,204,000	[2]	45,159,000	[2]	39,204,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	8,005,000	[2]	7,722,000	[2]	8,005,000	[2]	7,722,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	7,469,000	[2]	6,881,000	[2]	7,469,000	[2]	6,881,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	54,366,000	[2]	48,699,000	[2]	54,366,000	[2]	48,699,000	[2]	0	[2]	0	[2]	0	[2]	0	[2]	87,862,000	[1]	0	[1]	87,862,000	[1]	0	[1]	19,577,000	[1]	0	[1]	19,577,000	[1]	0	[1]	126,653,000	[1]	0	[1]	126,653,000	[1]	0	[1]	9,211,000	[1]	0	[1]	9,211,000	[1]	0	[1]	35,603,000	[1]	29,644,000	[1]	0	[1]	0	[1]	35,603,000	[1]	29,644,000	[1]	0	[1]	0	[1]	77,256,000	[1]	66,517,000	[1]	0	[1]	0	[1]	77,256,000	[1]	66,517,000	[1]	0	[1]	0	[1]	6,777,000	[1]	5,033,000	[1]	0	[1]	0	[1]	6,777,000	[1]	5,033,000	[1]	0	[1]	0	[1]	234,445,000	[1]	0	[1]	234,445,000	[1]	0	[1]	9,904,000	[3]	0	[3]	0	[3]	9,904,000	[3]	770,731,000	161,585,000	599,242,000	9,904,000	1,351,000
Acquisitions					8,479,000
Purchases					975,000
Sales					0
Unrealized gain					450,000
Fair value of plan assets at plan year end	$ 772,082,000	$ 238,359,000	$ 136,771,000	$ 101,588,000	$ 9,904,000	$ 1,858,000	[1]	$ 394,000	[1]	$ 0	[1]	$ 0	[1]	$ 1,858,000	[1]	$ 394,000	[1]	$ 0	[1]	$ 0	[1]	$ 19,453,000	[2]	$ 15,021,000	[2]	$ 19,453,000	[2]	$ 15,021,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 17,217,000	[2]	$ 12,029,000	[2]	$ 17,217,000	[2]	$ 12,029,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 3,135,000	[2]	$ 2,481,000	[2]	$ 3,135,000	[2]	$ 2,481,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 6,781,000	[2]	$ 4,734,000	[2]	$ 6,781,000	[2]	$ 4,734,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 45,159,000	[2]	$ 39,204,000	[2]	$ 45,159,000	[2]	$ 39,204,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 8,005,000	[2]	$ 7,722,000	[2]	$ 8,005,000	[2]	$ 7,722,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 7,469,000	[2]	$ 6,881,000	[2]	$ 7,469,000	[2]	$ 6,881,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 54,366,000	[2]	$ 48,699,000	[2]	$ 54,366,000	[2]	$ 48,699,000	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 87,862,000	[1]	$ 0	[1]	$ 87,862,000	[1]	$ 0	[1]	$ 19,577,000	[1]	$ 0	[1]	$ 19,577,000	[1]	$ 0	[1]	$ 126,653,000	[1]	$ 0	[1]	$ 126,653,000	[1]	$ 0	[1]	$ 9,211,000	[1]	$ 0	[1]	$ 9,211,000	[1]	$ 0	[1]	$ 35,603,000	[1]	$ 29,644,000	[1]	$ 0	[1]	$ 0	[1]	$ 35,603,000	[1]	$ 29,644,000	[1]	$ 0	[1]	$ 0	[1]	$ 77,256,000	[1]	$ 66,517,000	[1]	$ 0	[1]	$ 0	[1]	$ 77,256,000	[1]	$ 66,517,000	[1]	$ 0	[1]	$ 0	[1]	$ 6,777,000	[1]	$ 5,033,000	[1]	$ 0	[1]	$ 0	[1]	$ 6,777,000	[1]	$ 5,033,000	[1]	$ 0	[1]	$ 0	[1]	$ 234,445,000	[1]	$ 0	[1]	$ 234,445,000	[1]	$ 0	[1]	$ 9,904,000	[3]	$ 0	[3]	$ 0	[3]	$ 9,904,000	[3]	$ 770,731,000	$ 161,585,000	$ 599,242,000	$ 9,904,000	$ 1,351,000

[1]	Investments in common/collective trust funds valued using NAV provided by the administrator of the funds. We use NAV as a practical expedient to fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding. While the underlying assets are actively traded on an exchange, the funds are not. There are currently no redemption restrictions on these investments. There are certain funds with one-day redeemable notice.
[2]	Investments in mutual funds valued at quoted market values on the last business day of the fiscal year.
[3]	Investments in this category are invested in the Pantheon Global Secondary Fund IV, LP. The fund specializes in investments in the private equity secondary market and occasionally directly in private companies to maximize capital growth. Fund investments are carried at fair value as determined quarterly using the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position, and operating results, among other factors. In circumstances where fair values are not provided with respect to any of the company's fund investments, the investment advisor will seek to determine the fair value of such investments based on information provided by the general partners or managers of such funds or from other sources. Audited financial statements are provided by fund management annually. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the ultimate underlying investee companies means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. Boise had originally committed to a $15.0 million investment, with $6.2 million of the commitment unfunded at December 31, 2013.